UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12
(This Form
N-CSR
relates solely to the Registrant’s PGIM Global Real Estate Fund, PGIM Jennison International
Small-Mid
Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison Technology Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 071 02

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Global Real Estate Fund
Class A:
PURAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class A	$139	1.37%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING
PERIOD
?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.
MF182EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-2.64%	4.25%	3.02%
Class A without sales charges	3.03%	5.44%	3.60%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	A
NASDAQ	PURAX
CUSIP	744336108
MF182EA

PGIM Global Real Estate Fund
Class C:
PURCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class C	$233	2.31%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated
notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.
MF182EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.03%	4.63%	2.91%
Class C without sales charges	2.03%	4.63%	2.91%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	C
NASDAQ	PURCX
CUSIP	744336306
MF182EC

PGIM Global Real Estate Fund
Class R:
PURRX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R	$160	1.58%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated
notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.
MF182ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	2.78%	5.20%	3.40%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R
NASDAQ	PURRX
CUSIP	744336405
MF182ER

PGIM Global Real Estate Fund
Class Z:
PURZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class Z	$98	0.96%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced
a period of volatility but demonstrated notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.
MF182EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.43%	5.85%	4.03%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 10/31/2025?

Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	Z
NASDAQ	PURZX
CUSIP	744336504
MF182EZ

PGIM Global Real Estate Fund
Class R2:
PUREX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R2	$132	1.30%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated
notable
resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.
MF182ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	3.08%	5.48%	3.48% (12/27/2017)
S&P 500 Index	21.45%	17.64%	14.61%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	2.24%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest mon
th-
end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND
’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R2
NASDAQ	PUREX
CUSIP	744336678
MF182ER2

PGIM Global Real Estate Fund
Class R4:
PURGX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R4	$107	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.
MF182ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	3.33%	5.75%	3.75% (12/27/2017)
S&P 500 Index	21.45%	17.64%	14.61%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	2.24%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are mea
sured from the
closest mon
th
-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R4
NASDAQ	PURGX
CUSIP	744336660
MF182ER4

PGIM Global Real Estate Fund
Class R6:
PGRQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R6	$82	0.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the global real estate investment trust (REIT) market experienced a period of volatility but demonstrated notable resilience amid shifting macroeconomic conditions. After a challenging start to 2025, marked by trade policy uncertainty and fluctuating interest rates, REITs weathered early headwinds thanks to disciplined balance sheets and access to capital. Regional performance diverged:
Asia-Pacific and Europe generally outperformed North America, with Japan and select European markets benefiting from strong retail and logistics demand, while North American REITs lagged due to weaker office and residential sectors. From a sector perspective, data centers and health care REITs stood out for their growth and income potential, while office REITs continued to face elevated vacancy rates. Despite these challenges, global REITs delivered modest positive returns, supported by stable occupancies, limited new supply, and a gradual recovery in transaction volumes as borrowing rates stabilized. Looking ahead, valuations appear attractive, and the market is positioned for optimism as monetary policy loosens, and investor sentiment improves.
■
The Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index (ND) (the “Index”) benefited from strong stock selection in North
America, largely due to positions in the US health care sector and Canada. An underweight to US specialty housing stocks also boosted the
Fund’s performance relative to the Index. In Europe, an overweight and stock selection in Spain was beneficial. Security selection in France contributed as well.
■
Detractors from the Fund’s performance relative to the Index included stock selection in Asia (Japan and Singapore) and in Europe (the UK and
Belgium). An overweight to the US data center sector also detracted.
MF182ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	3.58%	6.01%	4.18%
S&P 500 Index	21.45%	17.64%	14.64%
FTSE EPRA/NAREIT Developed Index (ND)	3.42%	5.90%	3.02%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 883,726,460
Number of fund holdings	81
Total advisory fees paid for the year	$ 6,491,535
Portfolio turnover rate for the year	94%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	18.5%
Retail REITs	18.3%
Industrial REITs	15.3%
Real Estate Management & Development	12.0%
Health Care REITs	11.8%
Residential REITs	8.2%
Diversified REITs	6.1%
Office REITs	4.1%
Affiliated Mutual Fund - Short-Term Investment (1.6% represents investments purchased with collateral from securities on loan)	2.3%
Sector Classification	% of Net Assets
Health Care Providers & Services	2.0%
Hotel & Resort REITs	1.5%
IT Services	1.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy v oti
ng information. You can also r
eq
uest this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R6
NASDAQ	PGRQX
CUSIP	744336876
MF182ER6

PGIM Jennison International Small-Mid Cap
Opportunities Fund
Class A:
PAHWX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class A	$144	1.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.
MF248EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class A with sales charges	-2.42%	- 5.88% (9/14/2021)
Class A without sales charges	3.26%	- 4.58% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to
the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	A
NASDAQ	PAHWX
CUSIP	744336561
MF248EA

PGIM Jennison International
Small
-Mid Cap
Opportunities Fund
Class C:
PAILX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class C	$220	2.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.
MF248EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class C with sales charges	1.57%	-5.29% (9/14/2021)
Class C without sales charges	2.57%	-5.29% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requ irements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to
the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	C
NASDAQ	PAILX
CUSIP	744336553
MF248EC

PGIM Jennison International Small-Mid Cap
Opportunities Fund
Class Z:
PAINX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class Z	$119	1.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.
MF248EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class Z	3.49%	-4.34% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to
the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	Z
NASDAQ	PAINX
CUSIP	744336546
MF248EZ

PGIM Jennison International Small-Mid Cap
Opportunities Fund
Class R6:
PAIOX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class R6	$114	1.12%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI ex USA SMID Cap Index (ND), the Fund benefited most from positioning in the health care sector, especially health care technology. Overall positioning across sectors also added value.
■
A diverse group of holdings in the consumer discretionary, information technology, financials, industrials, and communication services sectors detracted from results.
MF248ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class R6	3.61%	-4.30% (9/14/2021)
MSCI ACWI ex USA Index (ND)*	24.93%	6.47%
MSCI ACWI ex USA SMID Cap Index (ND)	24.52%	4.39%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 13,695,559
Number of fund holdings	55
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	209%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Electronic Equipment, Instruments & Components	11.9%
Construction & Engineering	9.8%
Electrical Equipment	8.9%
Capital Markets	8.2%
Semiconductors & Semiconductor Equipment	8.1%
Aerospace & Defense	7.2%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	6.5%
Software	5.1%
Broadline Retail	4.6%
Specialty Retail	3.8%
Machinery	3.7%
Hotels, Restaurants & Leisure	3.6%
Building Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Allocation	% of Net Assets
Textiles, Apparel & Luxury Goods	2.3%
Insurance	1.9%
Professional Services	1.5%
Real Estate Management & Development	1.4%
Health Care Providers & Services	1.3%
Chemicals	1.2%
Health Care Equipment & Supplies	0.8%
Commercial Services & Supplies	0.7%
Personal Care Products	0.5%
Interactive Media & Services	0.5%
98.6%
Other assets in excess of liabilities	1.4%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	R6
NASDAQ	PAIOX
CUSIP	744336538
MF248ER6

PGIM Jennison NextGeneration Global
Opportunities Fund
Class A:
PAHSX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class A	$130	1.31%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.
MF247EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class A with sales charges	-6.77%	-8.44% (9/14/2021)
Class A without sales charges	-1.34%	-7.18% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	A
NASDAQ	PAHSX
CUSIP	744336611
MF247EA

PGIM Jennison NextGeneration Global
Opportunities Fund
Class C:
PAHTX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COST
S FO
R THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class C	$204	2.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.
MF247EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class C with sales charges	-3.04%	-7.89% (9/14/2021)
Class C without sales charges	-2.06%	-7.89% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	C
NASDAQ	PAHTX
CUSIP	744336595
MF247EC

PGIM Jennison NextGeneration Global
Opportunities Fund
Class Z:
PAHUX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class Z	$105	1.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.
MF247EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class Z	-1.07%	-6.94% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	Z
NASDAQ	PAHUX
CUSIP	744336587
MF247EZ

PGIM Jennison NextGeneration Global
Opportunities Fund
Class R6:
PAHVX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class R6	$100	1.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, positive shifts in monetary policy, and improving economic prospects. Investor confidence and risk appetite remained robust, despite persistent volatility, geopolitical conflicts, and trade policy uncertainty.
■
Relative to the MSCI ACWI SMID Cap Index (ND), the Fund benefited most from security selection in the industrials sector (led by aerospace &
defense and construction & engineering) and the health care sector (especially health care technology).
■
Security selection within the consumer discretionary, information technology, financials, and communication services sectors detracted from results.
MF247ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 14, 2021 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Class R6	-1.06%	-6.91% (9/14/2021)
MSCI ACWI Index (ND)*	22.64%	9.35%
MSCI ACWI SMID Cap Index (ND)	16.71%	4.43%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE S
OM
E KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 8,577,921
Number of fund holdings	51
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	200%
WHAT ARE SOME C
HARA
CTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Allocation	% of Net Assets
Aerospace & Defense	16.0%
Construction & Engineering	13.3%
Semiconductors & Semiconductor Equipment	12.2%
Machinery	7.7%
Capital Markets	6.5%
Electronic Equipment, Instruments & Components	6.1%
Entertainment	5.5%
Broadline Retail	4.9%
Software	4.1%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	3.2%
Beverages	2.9%
Hotels, Restaurants & Leisure	2.6%
Financial Services	2.4%
Industry Allocation	% of Net Assets
Air Freight & Logistics	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.1%
Health Care Providers & Services	2.0%
Interactive Media & Services	2.0%
Real Estate Management & Development	1.4%
Insurance	1.4%
Specialty Retail	1.0%
Media	0.9%
Health Care Equipment & Supplies	0.8%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund:
The Fund's classification under the Investment Company Act of 1940, as amended, has changed from
“
non-diversified
”
to
“
diversified
”
.
On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios 12, of which the Fund is a series, approved a proposal to liquidate all assets of the Fund and redeem any outstanding shares of the Fund on or about February 10, 2026.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	R6
NASDAQ	PAHVX
CUSIP	744336579
MF247ER6

PGIM Jennison Technology Fund
Class A:
PGKAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class A	$126	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.
MF240EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 19, 2018 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	22.44%	17.09%	19.44% (6/19/2018)
Class A without sales charges	29.57%	18.42%	20.36% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	A
NASDAQ	PGKAX
CUSIP	744336652
MF240EA

PGIM Jennison Technology Fund
Class C:
PGKCX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class C	$211	1.85%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.
MF240EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 19, 2018 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	27.59%	17.52%	19.47% (6/19/2018)
Class C without sales charges	28.59%	17.52%	19.47% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The
Fund
compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also
request
this
information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	C
NASDAQ	PGKCX
CUSIP	744336645
MF240EC

PGIM Jennison Technology Fund
Class Z:
PGKZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class Z	$98	0.85%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.
MF240EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 19, 2018 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	29.87%	18.71%	20.68% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund
since
it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	Z
NASDAQ	PGKZX
CUSIP	744336637
MF240EZ

PGIM Jennison Technology Fund
Class R6:
PGKRX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class R6	$92	0.80%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains during the reporting period, supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted.
■
In the information technology (IT) sector, positions in IT services (especially an overweight in Snowflake) and an underweight to Apple added the most to performance relative to the MSCI ACWI Technology Index (ND). Other notable contributors to Fund performance included
Broadcom, Lam Research, and Crowdstrike.
■
On the downside, positions in software (led by HubSpot, InTapp, Samsara, ServiceNow, and Salesforce), along with out-of-Index positions in industrials (especially Vertiv Holdings) and communication services (primarily TradeDesk) detracted from relative returns.
MF240ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call
(800) 225-1852 or (973) 367-3529
from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 19, 2018 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	29.96%	18.77%	20.73% (6/19/2018)
S&P 500 Index*	21.45%	17.64%	15.27%
MSCI ACWI Information Technology Index (ND)	38.74%	22.59%	22.09%

*The Fund compares its performance
against
this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 42,462,370
Number of fund holdings	43
Total advisory fees paid for the year	$ 58,452
Portfolio turnover rate for the year	35%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	41.5%
Software	23.9%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.6%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	4.6%
Pharmaceuticals	3.2%
Interactive Media & Services	3.0%
Broadline Retail	2.6%
Entertainment	2.6%
Electric Utilities	1.6%
Industry Classification	% of Net Assets
Communications Equipment	1.3%
Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	0.9%
Financial Services	0.9%
Health Care Equipment & Supplies	0.8%
107.2%
Liabilities in excess of other assets	(7.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	R6
NASDAQ	PGKRX
CUSIP	744336629
MF240ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $125,500 and $120,674, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Global Real Estate Fund

PGIM Jennison International Small-Mid Cap Opportunities Fund

PGIM Jennison NextGeneration Global Opportunities Fund

PGIM Jennison Technology Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Global Real Estate Fund	2

PGIM Jennison International Small-Mid Cap Opportunities Fund	17

PGIM Jennison NextGeneration Global Opportunities Fund	29

PGIM Jennison Technology Fund	41

Notes to Financial Statements	52

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Global Real Estate Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Australia 7.4%
Goodman Group, REIT	871,709	$18,801,181
National Storage REIT, REIT	5,747,282	8,648,373
NEXTDC Ltd.*	1,035,183	10,642,651
Scentre Group, REIT	4,767,009	12,698,530
Stockland, REIT	3,446,388	14,248,690

		65,039,425

Belgium 0.4%
Shurgard Self Storage Ltd., REIT	96,131	3,519,055

Canada 2.4%
Chartwell Retirement Residences, UTS	840,506	12,386,909
RioCan Real Estate Investment Trust, REIT	290,653	3,889,741
Sienna Senior Living, Inc.(a)	375,681	5,126,758

		21,403,408

France 3.1%
Klepierre SA, REIT	221,059	8,448,115
Unibail-Rodamco-Westfield, REIT	187,087	19,345,404

		27,793,519

Germany 1.3%
TAG Immobilien AG	505,775	8,396,330
Vonovia SE	113,539	3,412,501

		11,808,831

Hong Kong 2.9%
Link REIT, REIT	425,342	2,215,018
Sun Hung Kai Properties Ltd.	1,258,948	15,319,866
Swire Properties Ltd.	2,981,914	8,123,555

		25,658,439

Japan 9.0%
Activia Properties, Inc., REIT	35	32,024
GLP J-REIT, REIT	8,564	7,763,641
Invincible Investment Corp., REIT	12,687	5,668,475
Japan Excellent, Inc., REIT	4,057	3,872,459
Mitsubishi Estate Co. Ltd.	849,787	18,008,590
Mitsui Fudosan Accommodations Fund, Inc., REIT	11,677	9,840,589
Mitsui Fudosan Co. Ltd.	1,858,962	19,356,262
Nippon Building Fund, Inc., REIT	9,867	9,106,894
Orix JREIT, Inc., REIT	8,140	5,509,806

		79,158,740

Singapore 3.1%
CapitaLand Ascendas REIT, REIT	4,845,377	10,490,401
CapitaLand Integrated Commercial Trust, REIT	7,151,756	13,001,828
City Developments Ltd.	787,000	4,371,360

		27,863,589

Spain 1.5%
Merlin Properties Socimi SA, REIT	826,075	12,868,818

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden 1.5%
Catena AB(a)	110,990	$5,377,624
Fastighets AB Balder (Class B Stock)*	1,106,857	8,118,656

		13,496,280

Switzerland 1.2%
PSP Swiss Property AG	45,849	7,930,213
Swiss Prime Site AG	20,066	2,852,240

		10,782,453

United Kingdom 2.8%
Grainger PLC, REIT	1,772,982	4,368,382
LondonMetric Property PLC, REIT	3,770,269	9,432,483
Tritax Big Box REIT PLC, REIT	5,532,590	10,921,651

		24,722,516

United States 62.4%
Agree Realty Corp., REIT	272,939	19,927,276
American Healthcare REIT, Inc., REIT	586,688	26,588,700
American Homes 4 Rent (Class A Stock), REIT	156,148	4,934,277
BXP, Inc., REIT	35,922	2,557,287
CubeSmart, REIT	272,745	10,274,304
Curbline Properties Corp., REIT	478,595	11,036,401
Digital Realty Trust, Inc., REIT	187,813	32,005,213
EPR Properties, REIT	127,353	6,242,844
Equinix, Inc., REIT	41,156	34,818,388
Equity Residential, REIT	188,000	11,174,720
Essential Properties Realty Trust, Inc., REIT	470,394	14,055,373
Essex Property Trust, Inc., REIT	9,442	2,377,212
Extra Space Storage, Inc., REIT	77,402	10,336,263
First Industrial Realty Trust, Inc., REIT	239,426	13,235,469
Healthcare Realty Trust, Inc., REIT	78,080	1,383,578
Hudson Pacific Properties, Inc., REIT*	384,084	937,165
Independence Realty Trust, Inc., REIT	718,410	11,444,271
Iron Mountain, Inc., REIT	293,488	30,214,590
Kimco Realty Corp., REIT	714,728	14,766,280
LXP Industrial Trust, REIT	968,997	9,195,782
Macerich Co. (The), REIT	58,433	1,002,126
Mid-America Apartment Communities, Inc., REIT	31,299	4,013,471
National Health Investors, Inc., REIT	124,129	9,248,852
National Storage Affiliates Trust, REIT	344,474	10,020,749
NETSTREIT Corp., REIT(a)	546,527	10,176,333
Piedmont Realty Trust, Inc., REIT	676,221	5,450,341
Prologis, Inc., REIT	419,794	52,092,237
Public Storage, REIT	20,631	5,746,971
Realty Income Corp., REIT	256,297	14,860,100
Regency Centers Corp., REIT	167,361	11,539,541
Ryman Hospitality Properties, Inc., REIT	46,602	4,050,180
Simon Property Group, Inc., REIT	149,303	26,241,495
SL Green Realty Corp., REIT	170,839	8,772,583
Smartstop Self Storage REIT, Inc., REIT	284,169	9,761,205
STAG Industrial, Inc., REIT	96,313	3,685,898
Sunstone Hotel Investors, Inc., REIT	430,768	3,812,297
UDR, Inc., REIT	533,122	17,960,880
Urban Edge Properties, REIT	274,373	5,276,193
Ventas, Inc., REIT	33,267	2,454,772
Veris Residential, Inc., REIT	747,819	10,738,681
VICI Properties, Inc., REIT	40,591	1,217,324

See Notes to Financial Statements.

PGIM Global Real Estate Fund 3

PGIM Global Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Vornado Realty Trust, REIT	11,538	$437,752
Welltower, Inc., REIT	359,172	65,024,499

		551,089,873

TOTAL LONG-TERM INVESTMENTS (cost $695,226,598)		875,204,946

SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	6,269,265	6,269,265
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $14,154,602; includes $14,121,150 of cash collateral for securities on loan)(b)(wb)	14,163,109	14,154,611

TOTAL SHORT-TERM INVESTMENTS (cost $20,423,867)		20,423,876

TOTAL INVESTMENTS 101.3% (cost $715,650,465)		895,628,822
Liabilities in excess of other assets (1.3)%		(11,902,362)

NET ASSETS 100.0%		$883,726,460

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,600,185; cash collateral of $14,121,150 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$65,039,425	$—
Belgium	—	3,519,055	—
Canada	21,403,408	—	—
France	—	27,793,519	—
Germany	—	11,808,831	—
Hong Kong	—	25,658,439	—
Japan	3,872,459	75,286,281	—
Singapore	—	27,863,589	—
Spain	—	12,868,818	—
Sweden	—	13,496,280	—
Switzerland	—	10,782,453	—
United Kingdom	—	24,722,516	—
United States	551,089,873	—	—

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$20,423,876	$—	$—

Total	$596,789,616	$298,839,206	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Retail REITs	18.4%
Specialized REITs	17.9
Industrial REITs	14.2
Health Care REITs	11.9
Residential REITs	8.3
Diversified REITs	7.2
Diversified Real Estate Activities	6.4
Real Estate Operating Companies	5.8
Office REITs	4.1
Affiliated Mutual Funds (1.6% represents investments purchased withcollateral from securities on loan)	2.3

Health Care Facilities	2.0%
Hotel & Resort REITs	1.6
Internet Services & Infrastructure	1.2

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$13,600,185	$(13,600,185)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 5

PGIM Global Real Estate Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $13,600,185:
Unaffiliated investments (cost $695,226,598)	$875,204,946
Affiliated investments (cost $20,423,867)	20,423,876
Foreign currency, at value (cost $126,725)	126,705
Receivable for Fund shares sold	1,636,044
Dividends receivable	1,080,708
Tax reclaim receivable	1,068,255
Prepaid expenses and other assets	35,926

Total Assets	899,576,460

Liabilities

Payable to broker for collateral for securities on loan	14,121,150
Payable for Fund shares purchased	843,918
Management fee payable	567,209
Accrued expenses and other liabilities	284,523
Distribution fee payable	24,184
Affiliated transfer agent fee payable	6,739
Trustees’ fees payable	2,277

Total Liabilities	15,850,000

Net Assets	$883,726,460

Net assets were comprised of:
Shares of beneficial interest, at par	$42,702
Paid-in capital in excess of par	775,907,890
Total distributable earnings (loss)	107,775,868

Net assets, October 31, 2025	$883,726,460

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($72,148,287 ÷ 3,507,746 shares of beneficial interest issued and outstanding)	$20.57

Maximum sales charge (5.50% of offering price)	1.20

Maximum offering price to public	$21.77

Class C

Net asset value, offering price and redemption price per share, ($1,858,062 ÷ 93,654 shares of beneficial interest issued and outstanding)	$19.84

Class R

Net asset value, offering price and redemption price per share, ($7,554,762 ÷ 368,621 shares of beneficial interest issued and outstanding)	$20.49

Class Z

Net asset value, offering price and redemption price per share, ($441,993,018 ÷ 21,336,278 shares of beneficial interest issued and outstanding)	$20.72

Class R2

Net asset value, offering price and redemption price per share, ($2,763,126 ÷ 133,708 shares of beneficial interest issued and outstanding)	$20.67

Class R4

Net asset value, offering price and redemption price per share, ($1,192,531 ÷ 57,664 shares of beneficial interest issued and outstanding)	$20.68

Class R6

Net asset value, offering price and redemption price per share, ($356,216,674 ÷ 17,203,843 shares of beneficial interest issued and outstanding)	$20.71

See Notes to Financial Statements.

PGIM Global Real Estate Fund 7

PGIM Global Real Estate Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $993,754 foreign withholding tax)	$27,387,510
Affiliated dividend income	220,215
Income from securities lending, net (including affiliated income of $20,269)	27,103

Total income	27,634,828

Expenses
Management fee	6,501,882
Distribution fee(a)	317,280
Shareholder servicing fees(a)	3,715
Transfer agent’s fees and expenses (including affiliated expense of $53,024)(a)	920,109
Custodian and accounting fees	134,354
Shareholders’ reports	86,482
Registration fees(a)	62,267
Professional fees	45,661
Audit fee	34,232
Trustees’ fees	20,193
Miscellaneous	84,751

Total expenses	8,210,926
Less: Fee waiver and/or expense reimbursement(a)	(10,347)
Distribution fee waiver(a)	(19,981)

Net expenses	8,180,598

Net investment income (loss)	19,454,230

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,929))	(233,329)
Foreign currency transactions	(109,657)

(342,986)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9)	8,376,064
Foreign currencies	119,327

8,495,391

Net gain (loss) on investment and foreign currency transactions	8,152,405

Net Increase (Decrease) In Net Assets Resulting From Operations	$27,606,635

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	228,589	22,645	59,941	—	6,105	—	—
Shareholder servicing fees	—	—	—	—	2,442	1,273	—
Transfer agent’s fees and expenses	197,568	5,984	16,688	675,065	4,332	2,175	18,297
Registration fees	11,346	5,681	6,231	17,249	4,205	5,356	12,199
Fee waiver and/or expense reimbursement	—	—	—	—	(4,774)	(5,573)	—
Distribution fee waiver	—	—	(19,981)	—	—	—	—

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,454,230	$23,538,611
Net realized gain (loss) on investment and foreign currency transactions	(342,986)	17,147,405
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,495,391	208,506,229

Net increase (decrease) in net assets resulting from operations	27,606,635	249,192,245

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,598,649)	(1,939,647)
Class C	(31,896)	(53,788)
Class R	(143,669)	(170,869)
Class Z	(10,871,685)	(12,232,402)
Class R2	(52,491)	(63,179)
Class R4	(29,861)	(29,848)
Class R6	(8,926,931)	(9,539,805)

	(21,655,182)	(24,029,538)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	310,456,042	181,272,909
Net asset value of shares issued in reinvestment of dividends and distributions	20,319,545	22,643,004
Cost of shares purchased	(324,000,305)	(457,481,030)

Net increase (decrease) in net assets from Fund share transactions	6,775,282	(253,565,117)

Total increase (decrease)	12,726,735	(28,402,410)

Net Assets:

Beginning of year	870,999,725	899,402,135

End of year	$883,726,460	$870,999,725

See Notes to Financial Statements.

PGIM Global Real Estate Fund 9

PGIM Global Real Estate Fund

Financial Highlights

Class A Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.40	$16.11		$16.77	$27.44	$20.05
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.39		0.30	0.34	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	4.32		(0.66)	(6.86)	7.41
Total from investment operations	0.59	4.71		(0.36)	(6.52)	7.66
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.42)		(0.30)	(0.55)	(0.27)
Tax return of capital distributions	-	-		-	(0.18)	-
Distributions from net realized gains	-	-		-	(3.42)	-
Total dividends and distributions	(0.42)	(0.42)		(0.30)	(4.15)	(0.27)
Net asset value, end of year	$20.57	$20.40		$16.11	$16.77	$27.44
Total Return(b):	3.03%	29.39%		(2.25)%	(27.70)%	38.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$72,148	$87,673		$81,492	$101,666	$153,763
Average net assets (000)	$76,196	$87,764		$97,696	$132,796	$140,808
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.37%	1.38	%(d)	1.36%	1.31%	1.30%
Expenses before waivers and/or expense reimbursement	1.37%	1.38%		1.36%	1.31%	1.30%
Net investment income (loss)	1.81%	2.05%		1.69%	1.60%	1.00%
Portfolio turnover rate(e)	94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.71	$15.58		$16.22	$26.68	$19.51
Income (loss) from investment operations:
Net investment income (loss)	0.17 (b)	0.23		0.15	0.16	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.22 (c)	4.18		(0.62)	(6.62)	7.20
Total from investment operations	0.39	4.41		(0.47)	(6.46)	7.30
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.28)		(0.17)	(0.40)	(0.13)
Tax return of capital distributions	-	-		-	(0.18)	-
Distributions from net realized gains	-	-		-	(3.42)
Total dividends and distributions	(0.26)	(0.28)		(0.17)	(4.00)	(0.13)
Net asset value, end of year	$19.84	$19.71		$15.58	$16.22	$26.68
Total Return(d):	2.03%	28.44%		(3.00)%	(28.25)%	37.48%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,858	$3,050		$3,808	$6,120	$14,756
Average net assets (000)	$2,265	$3,531		$5,163	$10,899	$18,469
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.31%	2.17	%(f)	2.18%	2.03%	1.95%
Expenses before waivers and/or expense reimbursement	2.31%	2.17%		2.18%	2.03%	1.95%
Net investment income (loss)	0.90%	1.28%		0.86%	0.75%	0.41%
Portfolio turnover rate(g)	94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 11

PGIM Global Real Estate Fund

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.30	$16.04		$16.70	$27.36	$19.97
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.33		0.27	0.27	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	4.31		(0.66)	(6.82)	7.38
Total from investment operations	0.55	4.64		(0.39)	(6.55)	7.58
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.38)		(0.27)	(0.51)	(0.19)
Tax return of capital distributions	-	-		-	(0.18)	-
Distributions from net realized gains	-	-		-	(3.42)	-
Total dividends and distributions	(0.36)	(0.38)		(0.27)	(4.11)	(0.19)
Net asset value, end of year	$20.49	$20.30		$16.04	$16.70	$27.36
Total Return(b):	2.78%	29.01%		(2.38)%	(27.90)%	38.08%

Ratios/Supplemental Data:
Net assets, end of year (000)	$7,555	$8,564		$7,840	$9,441	$14,415
Average net assets (000)	$7,992	$8,577		$9,419	$11,927	$14,099
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.58%	1.66	%(d)	1.55%	1.53%	1.52%
Expenses before waivers and/or expense reimbursement	1.83%	1.91%		1.80%	1.78%	1.77%
Net investment income (loss)	1.60%	1.77%		1.50%	1.26%	0.80%
Portfolio turnover rate(e)	94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.54	$16.21		$16.88	$27.60	$20.15
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.47		0.38	0.41	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	4.36		(0.67)	(6.90)	7.46
Total from investment operations	0.68	4.83		(0.29)	(6.49)	7.80
Less Dividends and Distributions:
Dividends from net investment income	(0.50)	(0.50)		(0.38)	(0.63)	(0.35)
Tax return of capital distributions	-	-		-	(0.18)	-
Distributions from net realized gains	-	-		-	(3.42)	-
Total dividends and distributions	(0.50)	(0.50)		(0.38)	(4.23)	(0.35)
Net asset value, end of year	$20.72	$20.54		$16.21	$16.88	$27.60
Total Return(b):	3.43%	29.89%		(1.82)%	(27.44)%	38.87%

Ratios/Supplemental Data:
Net assets, end of year (000)	$441,993	$464,119		$426,864	$475,896	$755,205
Average net assets (000)	$437,521	$470,820		$477,820	$656,463	$696,648
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.96%	0.97	%(d)	0.95%	0.93%	0.92%
Expenses before waivers and/or expense reimbursement	0.96%	0.97%		0.95%	0.93%	0.92%
Net investment income (loss)	2.21%	2.46%		2.10%	1.89%	1.38%
Portfolio turnover rate(e)	94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 13

PGIM Global Real Estate Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.49	$16.18		$16.84	$27.54	$20.11
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.41		0.31	0.38	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	4.34		(0.65)	(6.93)	7.43
Total from investment operations	0.61	4.75		(0.34)	(6.55)	7.68
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.44)		(0.32)	(0.55)	(0.25)
Tax return of capital distributions	-	-		-	(0.18)	-
Distributions from net realized gains	-	-		-	(3.42)	-
Total dividends and distributions	(0.43)	(0.44)		(0.32)	(4.15)	(0.25)
Net asset value, end of year	$20.67	$20.49		$16.18	$16.84	$27.54
Total Return(b):	3.08%	29.49%		(2.18)%	(27.71)%	38.33%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,763	$2,526		$2,526	$2,245	$689
Average net assets (000)	$2,442	$2,758		$2,383	$1,921	$444
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30%	1.31	%(d)	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.50%	1.50%		1.51%	1.55%	2.44%
Net investment income (loss)	1.85%	2.14%		1.74%	1.87%	0.97%
Portfolio turnover rate(e)	94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.50	$16.19		$16.85	$27.56	$20.12
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.44		0.36	0.38	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	4.35		(0.66)	(6.89)	7.44
Total from investment operations	0.66	4.79		(0.30)	(6.51)	7.75
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.48)		(0.36)	(0.60)	(0.31)
Tax return of capital distributions	-	-		-	(0.18)	-
Distributions from net realized gains	-	-		-	(3.42)	-
Total dividends and distributions	(0.48)	(0.48)		(0.36)	(4.20)	(0.31)
Net asset value, end of year	$20.68	$20.50		$16.19	$16.85	$27.56
Total Return(b):	3.33%	29.84%		(1.93)%	(27.53)%	38.68%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,193	$1,294		$857	$757	$937
Average net assets (000)	$1,273	$1,194		$939	$840	$839
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05%	1.06	%(d)	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.49%	1.52%		1.62%	1.87%	1.78%
Net investment income (loss)	2.11%	2.32%		2.02%	1.78%	1.26%
Portfolio turnover rate(e)	94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 15

PGIM Global Real Estate Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.53	$16.21		$16.87	$27.59	$20.14
Income (loss) from investment operations:
Net investment income (loss)	0.48	0.51		0.41	0.43	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	4.34		(0.66)	(6.89)	7.46
Total from investment operations	0.71	4.85		(0.25)	(6.46)	7.83
Less Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.53)		(0.41)	(0.66)	(0.38)
Tax return of capital distributions	-	-		-	(0.18)	-
Distributions from net realized gains	-	-		-	(3.42)	-
Total dividends and distributions	(0.53)	(0.53)		(0.41)	(4.26)	(0.38)
Net asset value, end of year	$20.71	$20.53		$16.21	$16.87	$27.59
Total Return(b):	3.58%	30.09%		(1.67)%	(27.34)%	39.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$356,217	$303,773		$376,015	$309,543	$582,961
Average net assets (000)	$339,229	$368,198		$367,640	$405,564	$483,697
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81%	0.82	%(d)	0.81%	0.79%	0.79%
Expenses before waivers and/or expense reimbursement	0.81%	0.82%		0.81%	0.79%	0.79%
Net investment income (loss)	2.41%	2.68%		2.28%	1.97%	1.50%
Portfolio turnover rate(e)	94%	95%		89%	108%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 92.1%

COMMON STOCKS

Australia 4.9%

Codan Ltd.	6,687	$158,355

Kelly Partners Group Holdings Ltd.*	33,656	210,191

Netwealth Group Ltd.	10,661	214,584

Technology One Ltd.	3,892	93,735

		676,865

Brazil 4.6%

Embraer SA, ADR	9,737	627,842

Canada 14.2%

AtkinsRealis Group, Inc.	5,247	370,027

Celestica, Inc.*	1,432	493,295

Definity Financial Corp.	2,130	99,093

Dollarama, Inc.	1,591	206,806

Fairfax Financial Holdings Ltd.	103	167,224

FirstService Corp.	1,177	187,357

Stantec, Inc.	3,838	425,024

		1,948,826

Denmark 2.2%

NKT A/S*	2,695	301,680

Germany 7.0%

Auto1 Group SE*	9,608	337,650

flatexDEGIRO AG	11,310	429,010

RENK Group AG	2,524	192,168

		958,828

Hong Kong 1.0%

Futu Holdings Ltd., ADR	713	141,915

India 4.4%

BSE Ltd.	5,908	165,044

MakeMyTrip Ltd.*	1,143	91,440

Max Healthcare Institute Ltd.	13,905	179,790

Solar Industries India Ltd.	1,055	164,834

		601,108

Israel 6.5%

Next Vision Stabilized Systems Ltd.	6,875	301,839

Nova Ltd.*	1,033	356,013

Oddity Tech Ltd. (Class A Stock)*	1,493	67,558

Tel Aviv Stock Exchange Ltd.	7,202	167,656

		893,066

Italy 3.9%

Brunello Cucinelli SpA	1,661	168,340

Prysmian SpA	3,557	370,866

		539,206

Japan 1.3%

Sanrio Co. Ltd.	3,845	177,940

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 17

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Malaysia 3.7%

Gamuda Bhd	176,286	$211,721

ITMAX SYSTEM Bhd	276,531	299,743

		511,464

Netherlands 3.8%

ASM International NV	581	376,979

Nebius Group NV*	518	67,764

Topicus.com, Inc.*	698	68,678

		513,421

New Zealand 0.7%

Xero Ltd.*	1,006	95,173

South Korea 11.3%

Coupang, Inc.*	13,287	424,785

Hanwha Aerospace Co. Ltd.	515	353,251

HD Hyundai Electric Co. Ltd.	437	265,498

Hyundai Rotem Co. Ltd.	1,936	313,212

Park Systems Corp.	1,087	185,161

		1,541,907

Spain 2.4%

ACS Actividades de Construccion y Servicios SA	4,071	334,269

Sweden 0.8%

Asker Healthcare Group AB*	11,563	104,768

Switzerland 7.1%

Accelleron Industries AG	3,357	275,176

Belimo Holding AG	331	357,131

On Holding AG (Class A Stock)*	3,812	141,616

Sportradar Group AG (Class A Stock)*	7,928	203,036

		976,959

Taiwan 6.8%

Elite Material Co. Ltd.	4,817	211,638

Jentech Precision Industrial Co. Ltd.	5,445	373,344

King Slide Works Co. Ltd.	2,569	340,808

		925,790

United Kingdom 2.0%

Baltic Classifieds Group PLC	17,391	67,397

Genius Sports Ltd.*	17,845	200,935

		268,332

United States 3.5%

AvePoint, Inc.*	7,062	99,362

GFL Environmental, Inc.	2,272	99,333

JFrog Ltd.*	5,833	276,951

		475,646

TOTAL LONG-TERM INVESTMENTS (cost $11,041,813)		12,615,005

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 6.5%

AFFILIATED MUTUAL FUNDS

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	824,840	$824,840
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $70,806; includes $70,524 of cash collateral for securities on loan)(b)(wb)	70,848	70,806

TOTAL SHORT-TERM INVESTMENTS (cost $895,646)		895,646

TOTAL INVESTMENTS 98.6% (cost $11,937,459)		13,510,651
Other assets in excess of liabilities 1.4%		184,908

NET ASSETS 100.0%		$13,695,559

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$676,865	$—
Brazil	627,842	—	—
Canada	1,948,826	—	—
Denmark	—	301,680	—
Germany	—	958,828	—
Hong Kong	141,915	—	—
India	271,230	329,878	—
Israel	423,571	469,495	—
Italy	—	539,206	—
Japan	—	177,940	—
Malaysia	—	511,464	—
Netherlands	136,442	376,979	—
New Zealand	—	95,173	—
South Korea	737,997	803,910	—
Spain	—	334,269	—
Sweden	—	104,768	—
Switzerland	344,652	632,307	—
Taiwan	—	925,790	—
United Kingdom	268,332	—	—
United States	475,646	—	—
Short-Term Investments
Affiliated Mutual Funds	895,646	—	—

Total	$6,272,099	$7,238,552	$—

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 19

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Industry Allocation:

The industry allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Electronic Equipment, Instruments & Components	12.1%
Construction & Engineering	9.7
Electrical Equipment	8.8
Capital Markets	8.1
Semiconductors & Semiconductor Equipment	8.1
Aerospace & Defense	7.2
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	6.5
Software	5.2
Broadline Retail	4.6
Specialty Retail	3.8
Machinery	3.7
Hotels, Restaurants & Leisure	3.7
Building Products	2.6
Technology Hardware, Storage & Peripherals	2.5

Textiles, Apparel & Luxury Goods	2.2%
Insurance	1.9
Professional Services	1.5
Real Estate Management & Development	1.4
Health Care Providers & Services	1.3
Chemicals	1.2
Health Care Equipment & Supplies	0.8
Commercial Services & Supplies	0.7
Personal Care Products	0.5
Interactive Media & Services	0.5

98.6

Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $11,041,813)	$12,615,005
Affiliated investments (cost $895,646)	895,646
Foreign currency, at value (cost $10)	10
Receivable for investments sold	499,729
Due from Manager	30,215
Tax reclaim receivable	3,586
Dividends receivable	1,457
Prepaid expenses	1,322

Total Assets	14,046,970

Liabilities
Payable for investments purchased	202,507
Payable to broker for collateral for securities on loan	70,524
Audit fee payable	31,273
Custodian and accounting fees payable	25,507
Accrued expenses and other liabilities	12,419
Professional fees payable	6,270
Payable for Fund shares purchased	1,785
Trustees’ fees payable	839
Affiliated transfer agent fee payable	214
Distribution fee payable	50
Foreign capital gains tax liability accrued	23

Total Liabilities	351,411

Net Assets	$13,695,559

Net assets were comprised of:
Shares of beneficial interest, at par	$1,646
Paid-in capital in excess of par	13,862,864
Total distributable earnings (loss)	(168,951)

Net assets, October 31, 2025	$13,695,559

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 21

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($160,724 ÷ 19,516 shares of beneficial interest issued and outstanding)	$8.24
Maximum sales charge (5.50% of offering price)	0.48

Maximum offering price to public	$8.72

Class C

Net asset value, offering price and redemption price per share, ($18,686 ÷ 2,338 shares of beneficial interest issued and outstanding)	$7.99

Class Z

Net asset value, offering price and redemption price per share, ($9,333,974 ÷ 1,122,136 shares of beneficial interest issued and outstanding)	$8.32

Class R6

Net asset value, offering price and redemption price per share, ($4,182,175 ÷ 502,221 shares of beneficial interest issued and outstanding)	$8.33

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $11,640 foreign withholding tax)	$71,659

Affiliated dividend income	29,563

Income from securities lending, net (including affiliated income of $1,046)	2,993

Total income	104,215

Expenses

Management fee	141,519

Distribution fee(a)	633

Custodian and accounting fees	69,045

Professional fees	47,980

Audit fee	31,773

Registration fees(a)	24,883

Commitment fees	20,150

Shareholders’ reports	17,359

Transfer agent’s fees and expenses (including affiliated expense of $1,480)(a)	17,330

Trustees’ fees	9,819

Interest expense	1,389

Miscellaneous	19,638

Total expenses	401,518

Less: Fee waiver and/or expense reimbursement(a)	(246,682)

Net expenses	154,836

Net investment income (loss)	(50,621)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(40)) (net of foreign capital gains taxes $(96,495))	657,649
Foreign currency transactions	3,824

661,473

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $105,857)	92,288
Foreign currencies	1,598

93,886

Net gain (loss) on investment and foreign currency transactions	755,359

Net Increase (Decrease) In Net Assets Resulting From Operations	$704,738

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z Class R6
Distribution fee	438	195	—	—
Registration fees	6,520	6,017	7,632	4,714
Transfer agent’s fees and expenses	892	211	16,093	134
Fee waiver and/or expense reimbursement	(10,096)	(6,529)	(159,389)	(70,668)

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund  23

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(50,621)	$(27,338)
Net realized gain (loss) on investment and foreign currency transactions	661,473	232,945
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	93,886	1,319,693

Net increase (decrease) in net assets resulting from operations	704,738	1,525,300

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(332)
Class C	—	—
Class Z	—	(719)
Class R6	—	(8,572)

	—	(9,623)

Fund share transactions
Net proceeds from shares sold	6,935,528	6,070,284
Net asset value of shares issued in reinvestment of dividends	—	9,623
Cost of shares purchased	(4,474,433)	(661,001)

Net increase (decrease) in net assets from Fund share transactions	2,461,095	5,418,906

Total increase (decrease)	3,165,833	6,934,583

Net Assets:

Beginning of year	10,529,726	3,595,143

End of year	$13,695,559	$10,529,726

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,							September 14, 2021(a) through October 31, 2021
	2025		2024		2023		2022
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$7.97		$6.00		$5.87		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.05)		(0.02)		(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		2.03		0.15		(3.85)	(0.23)
Total from investment operations	0.27		1.98		0.13		(3.89)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)		-		-	-
Net asset value, end of period	$8.24		$7.97		$6.00		$5.87	$9.76
Total Return(c) :	3.26%		32.98%		2.21%		(39.86)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$161		$191		$263		$107	$15
Average net assets (000)	$175		$384		$134		$90	$12
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.42	%(e)	1.45	%(e)	1.63	%(e)	1.41%	1.41	%(f)
Expenses before waivers and/or expense reimbursement	7.18%		7.49%		11.92%		32.83%	167.90	%(f)
Net investment income (loss)	(0.66)%		(0.71)%		(0.27)%		(0.55)%	(1.13	)%(f)
Portfolio turnover rate(g)	209%		83%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended October 31, 2025 and certain non-recurring expenses of 0.04% and 0.22% for the years ended October 31, 2024 and 2023, respectively, which are being excluded from the Fund’s contractual waiver, if applicable.

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 25

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,							September 14, 2021(a) through October 31, 2021
	2025		2024		2023		2022
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$7.79		$5.91		$5.82		$9.75	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.11)		(0.04)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		1.99		0.13		(3.84)	(0.23)
Total from investment operations	0.20		1.88		0.09		(3.93)	(0.25)
Net asset value, end of period	$7.99		$7.79		$5.91		$5.82	$9.75
Total Return(c) :	2.57%		31.81%		1.55%		(40.31)%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$23		$18		$17	$10
Average net assets (000)	$19		$22		$19		$18	$10
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	2.17	%(e)	2.20	%(e)	2.27	%(e)	2.16%	2.16	%(f)
Expenses before waivers and/or expense reimbursement	35.68%		34.32%		41.20%		136.82%	206.96	%(f)
Net investment income (loss)	(1.43)%		(1.48)%		(0.71)%		(1.32)%	(1.81	)%(f)
Portfolio turnover rate(g)	209%		83%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended October 31, 2025 and certain non-recurring expenses of 0.04% and 0.11% for the years ended October 31, 2024 and 2023, respectively, which are being excluded from the Fund’s contractual waiver, if applicable.

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,						September 14, 2021(a) through October 31, 2021
	2025		2024	2023		2022
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$8.02		$6.04	$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.03)	0.01		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33		2.02	0.14		(3.84)	(0.22)
Total from investment operations	0.30		1.99	0.15		(3.87)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)	-		-	-
Net asset value, end of period	$8.32		$8.02	$6.04		$5.89	$9.76
Total Return(c) :	3.49%		33.21%	2.55%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,334		$6,282	$288		$788	$690
Average net assets (000)	$9,045		$2,093	$413		$953	$128
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.17	%(e)	1.14%	1.24	%(e)	1.16%	1.16	%(f)
Expenses before waivers and/or expense reimbursement	2.93%		4.24%	7.39%		7.36%	22.37	%(f)
Net investment income (loss)	(0.38)%		(0.36)%	0.23%		(0.42)%	(1.09	)%(f)
Portfolio turnover rate(g)	209%		83%	145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended October 31, 2025 and certain non-recurring expenses of 0.08% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 27

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,							September 14, 2021(a) through October 31, 2021
	2025		2024		2023		2022
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$8.03		$6.04		$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.03)		0.02		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33		2.04		0.13		(3.84)	(0.23)
Total from investment operations	0.30		2.01		0.15		(3.87)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.02)		-		-	-
Net asset value, end of period	$8.33		$8.03		$6.04		$5.89	$9.76
Total Return(c) :	3.61%		33.27%		2.55%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,182		$4,033		$3,026		$2,952	$4,892
Average net assets (000)	$4,111		$3,841		$3,196		$3,635	$4,836
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.12	%(e)	1.15	%(e)	1.22	%(e)	1.11%	1.11%(f)
Expenses before waivers and/or expense reimbursement	2.84%		4.22%		5.88%		4.82%	5.20%(f)
Net investment income (loss)	(0.36)%		(0.43)%		0.34%		(0.41)%	(0.76)%(f)
Portfolio turnover rate(g)	209%		83%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended October 31, 2025 and certain non-recurring expenses of 0.04% and 0.11% for the years ended October 31, 2024 and 2023, respectively, which are being excluded from the Fund’s contractual waiver, if applicable.

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 100.2%

COMMON STOCKS

Australia 1.3%

Netwealth Group Ltd.	5,390	$108,490

Brazil 3.4%

Embraer SA, ADR	4,515	291,127

Canada 7.4%

AtkinsRealis Group, Inc.	3,163	223,060
Celestica, Inc.*	469	161,561
Dollarama, Inc.	1,000	129,985
Fairfax Financial Holdings Ltd.	74	120,141

		634,747

Germany 2.6%

flatexDEGIRO AG	5,946

Hong Kong 1.0%

Futu Holdings Ltd., ADR	454	90,364

Israel 2.0%

Nova Ltd.*	507	174,733

Italy 1.1%

Brunello Cucinelli SpA	932	94,457

Netherlands 3.5%

ASM International NV	395	256,293
Nebius Group NV*	318	41,601

		297,894

South Korea 3.4%

Coupang, Inc.*	9,124	291,694

Spain 1.0%

ACS Actividades de Construccion y Servicios SA	1,023	83,998

Sweden 0.8%

Asker Healthcare Group AB*	7,251	65,699

Switzerland 1.0%

On Holding AG (Class A Stock)*	2,367	87,934

Taiwan 1.3%

Jentech Precision Industrial Co. Ltd.	1,612	110,529

United Kingdom 2.0%

Baltic Classifieds Group PLC	10,930	42,358
Genius Sports Ltd.*	11,215	126,281

		168,639

United States 68.4%

Affirm Holdings, Inc.*	1,641	117,955
Argan, Inc.	647	198,118
Astera Labs, Inc.*	534	99,687
Axon Enterprise, Inc.*	574	420,300
C.H. Robinson Worldwide, Inc.	1,261	194,181

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 29

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Celsius Holdings, Inc.*	4,157	$250,376
Comfort Systems USA, Inc.	428	413,268
Curtiss-Wright Corp.	510	303,822
Dutch Bros, Inc. (Class A Stock)*	1,715	95,251
ESCO Technologies, Inc.	1,476	323,938
HEICO Corp.	571	181,447
Klaviyo, Inc. (Class A Stock)*	5,157	134,082
Lattice Semiconductor Corp.*	2,305	168,173
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,960	195,706
Loar Holdings, Inc.*	2,293	181,445
MasTec, Inc.*	1,080	220,493
Mirion Technologies, Inc.*	7,669	225,239
MNTN, Inc. (Class A Stock)*(a)	4,691	77,777
Monolithic Power Systems, Inc.	233	234,165
Natera, Inc.*	888	176,650
RadNet, Inc.*	2,214	168,242
RBC Bearings, Inc.*	793	339,824
Reddit, Inc. (Class A Stock)*	601	125,579
Samsara, Inc. (Class A Stock)*	4,452	178,837
StoneX Group, Inc.*	1,421	130,618
TKO Group Holdings, Inc.	1,462	275,441
Toast, Inc. (Class A Stock)*	2,493	90,097
TTM Technologies, Inc.*	2,077	139,574
Warby Parker, Inc. (Class A Stock)*	4,408	86,353
Zillow Group, Inc. (Class A Stock)*	1,736	124,176

		5,870,814

TOTAL LONG-TERM INVESTMENTS (cost $7,273,655)		8,596,662

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	201,565	201,565
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $74,693; includes $73,663 of cash collateral for securities on loan)(b)(wb)	74,738	74,694

TOTAL SHORT-TERM INVESTMENTS (cost $276,258)		276,259

TOTAL INVESTMENTS 103.4% (cost $7,549,913)		8,872,921
Liabilities in excess of other assets (3.4)%		(295,000)

NET ASSETS 100.0%		$8,577,921

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,952; cash collateral of $73,663 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$108,490	$—
Brazil	291,127	—	—
Canada	634,747	—	—
Germany	—	225,543	—
Hong Kong	90,364	—	—
Israel	174,733	—	—
Italy	—	94,457	—
Netherlands	41,601	256,293	—
South Korea	291,694	—	—
Spain	—	83,998	—
Sweden	—	65,699	—
Switzerland	87,934	—	—
Taiwan	—	110,529	—
United Kingdom	168,639	—	—
United States	5,870,814	—	—
Short-Term Investments
Affiliated Mutual Funds	276,259	—	—

Total	$7,927,912	$945,009	$—

Industry Allocation:

The industry allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Aerospace & Defense	16.0%
Construction & Engineering	13.3
Semiconductors & Semiconductor Equipment	12.2
Machinery	7.8
Capital Markets	6.4
Electronic Equipment, Instruments & Components	6.1
Entertainment	5.5
Broadline Retail	4.9
Software	4.2
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	3.2
Beverages	2.9
Hotels, Restaurants & Leisure	2.6
Financial Services	2.4
Air Freight & Logistics	2.3

Textiles, Apparel & Luxury Goods	2.1%
Biotechnology	2.0
Health Care Providers & Services	2.0
Interactive Media & Services	2.0
Real Estate Management & Development	1.4
Insurance	1.4
Specialty Retail	1.0
Media	0.9
Health Care Equipment & Supplies	0.8

103.4
Liabilities in excess of other assets	(3.4)

100.0%

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 31

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (continued)

as of October 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$72,952	$(72,952)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $72,952:
Unaffiliated investments (cost $7,273,655)	$8,596,662
Affiliated investments (cost $276,258)	276,259

Foreign currency, at value (cost $8)	8

Receivable for investments sold	37,453

Due from Manager	20,362

Tax reclaim receivable	1,778

Receivable for Fund shares sold	125

Dividends receivable	82

Prepaid expenses	1,320

Total Assets	8,934,049

Liabilities

Payable for investments purchased	203,118

Payable to broker for collateral for securities on loan	73,663

Audit fee payable	31,273

Custodian and accounting fees payable	21,684

Accrued expenses and other liabilities	12,366

Foreign capital gains tax liability accrued	6,416

Payable for Fund shares purchased	6,338

Trustees’ fees payable	813

Affiliated transfer agent fee payable	317

Distribution fee payable	140

Total Liabilities	356,128

Net Assets	$8,577,921

Net assets were comprised of:
Shares of beneficial interest, at par	$1,155
Paid-in capital in excess of par	25,737,980
Total distributable earnings (loss)	(17,161,214)

Net assets, October 31, 2025	$8,577,921

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 33

PGIM Jennison NextGeneration Global Opportunities Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A
Net asset value and redemption price per share, ($547,579 ÷ 74,470 shares of beneficial interest issued and outstanding)	$7.35
Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.78

Class C
Net asset value, offering price and redemption price per share, ($31,629 ÷ 4,441 shares of beneficial interest issued and outstanding)	$7.12

Class Z
Net asset value, offering price and redemption price per share, ($4,270,393 ÷ 575,033 shares of beneficial interest issued and outstanding)	$7.43

Class R6
Net asset value, offering price and redemption price per share, ($3,728,320 ÷ 501,000 shares of beneficial interest issued and outstanding)	$7.44

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,543 foreign withholding tax)	$23,404
Affiliated dividend income	13,928
Income from securities lending, net (including affiliated income of $1,100)	1,106

Total income	38,438

Expenses
Management fee	78,496
Distribution fee(a)	1,625
Custodian and accounting fees	57,874
Professional fees	49,226
Audit fee	31,773
Registration fees(a)	28,995
Shareholders’ reports	16,905
Fund data services	11,825
Trustees’ fees	9,649
Transfer agent’s fees and expenses (including affiliated expense of $2,326)(a)	7,837
Miscellaneous	10,604

Total expenses	304,809
Less: Fee waiver and/or expense reimbursement(a)	(218,334)

Net expenses	86,475

Net investment income (loss)	(48,037)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(45)) (net of foreign capital gains taxes $(12,252))	355,603
Foreign currency transactions	946

356,549

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1) (net of change in foreign capital gains taxes $35,195)	(335,406)
Foreign currencies	196

(335,210)

Net gain (loss) on investment and foreign currency transactions	21,339

Net Increase (Decrease) In Net Assets Resulting From Operations	$(26,698)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,314	311	—	—
Registration fees	8,923	6,149	9,024	4,899
Transfer agent’s fees and expenses	1,396	243	6,023	175
Fee waiver and/or expense reimbursement	(21,958)	(7,071)	(102,638)	(86,667)

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 35

PGIM Jennison NextGeneration Global Opportunities Fund

Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(48,037)	$(36,804)
Net realized gain (loss) on investment and foreign currency transactions	356,549	543,931
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(335,210)	1,416,925

Net increase (decrease) in net assets resulting from operations	(26,698)	1,924,052

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,466,497	1,406,007
Cost of shares purchased	(1,507,023)	(522,376)

Net increase (decrease) in net assets from Fund share transactions	959,474	883,631

Total increase (decrease)	932,776	2,807,683

Net Assets:
Beginning of year	7,645,145	4,837,462

End of year	$8,577,921	$7,645,145

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights

Class A Shares
	Year Ended October 31,						September 14, 2021(a) through October 31, 2021
	2025		2024		2023	2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.45		$5.46		$5.70	$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.05)		(0.04)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04	)(c)	2.04		(0.20)	(4.23)	-(d)
Total from investment operations	(0.10)		1.99		(0.24)	(4.28)	(0.02)
Net asset value, end of period	$7.35		$7.45		$5.46	$5.70	$9.98
Total Return(e):	(1.34)%		36.45%		(4.21)%	(42.89)%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$548		$401		$240	$291	$32
Average net assets (000)	$526		$357		$265	$303	$14
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.31%		1.32	%(g)	1.40 (g)	1.31%	1.31%(h)
Expenses before waivers and/or expense reimbursement	5.49%		6.46%		6.84%	11.63%	144.66%(h)
Net investment income (loss)	(0.83)%		(0.77)%		(0.66)%	(0.69)%	(1.20)%(h)
Portfolio turnover rate(i)	200%		96%		162%	464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes certain non-recurring expenses of 0.01% and 0.09% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 37

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,						September 14, 2021(a) through October 31, 2021
	2025		2024	2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.27		$5.36	$5.65		$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.10)	(0.08)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04	)(c)	2.01	(0.21)		(4.23)	(0.01)(c)
Total from investment operations	(0.15)		1.91	(0.29)		(4.32)	(0.03)
Net asset value, end of period	$7.12		$7.27	$5.36		$5.65	$9.97
Total Return(d):	(2.06)%		35.38%	(4.96)%		(43.33)%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32		$32	$17		$34	$10
Average net assets (000)	$31		$27	$27		$31	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.06%		2.06%	2.12	%(f)	2.06%	2.06%(g)
Expenses before waivers and/or expense reimbursement	24.81%		27.77%	28.92%		79.47%	203.59%(g)
Net investment income (loss)	(1.59)%		(1.52)%	(1.42)%		(1.33)%	(1.90)%(g)
Portfolio turnover rate(h)	200%		96%	162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.06% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,							September 14, 2021(a) through October 31, 2021
	2025		2024		2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.51		$5.48		$5.72		$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)		(0.02)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04	)(c)	2.07		(0.22)		(4.19)	-(d)
Total from investment operations	(0.08)		2.03		(0.24)		(4.26)	(0.02)
Net asset value, end of period	$7.43		$7.51		$5.48		$5.72	$9.98
Total Return(e):	(1.07)%		36.79%		(3.85)%		(42.79)%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,270		$3,446		$1,831		$3,156	$4,311
Average net assets (000)	$3,975		$3,211		$2,303		$19,040	$901
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.06%		1.07	%(g)	1.14	%(g)	1.06%	1.06%(h)
Expenses before waivers and/or expense reimbursement	3.64%		3.70%		4.44%		1.84%	6.91%(h)
Net investment income (loss)	(0.59)%		(0.53)%		(0.42)%		(0.85)%	(1.01)%(h)
Portfolio turnover rate(i)	200%		96%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes certain non-recurring expenses of 0.01% and 0.08% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 39

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,							September 14, 2021(a) through October 31, 2021
	2025		2024		2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.52		$5.49		$5.72		$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)		(0.02)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04	)(c)	2.06		(0.21)		(4.24)	-(d)
Total from investment operations	(0.08)		2.03		(0.23)		(4.27)	(0.01)
Net asset value, end of period	$7.44		$7.52		$5.49		$5.72	$9.99
Total Return(e):	(1.06)%		36.98%		(4.02)%		(42.74)%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,728		$3,766		$2,750		$2,866	$5,003
Average net assets (000)	$3,645		$3,515		$2,937		$3,502	$4,900
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.01%		1.02	%(g)	1.10	%(g)	1.01%	1.01%(h)
Expenses before waivers and/or expense reimbursement	3.39%		3.51%		4.09%		2.98%	4.44%(h)
Net investment income (loss)	(0.54)%		(0.48)%		(0.37)%		(0.45)%	(0.85)%(h)
Portfolio turnover rate(i)	200%		96%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes certain non-recurring expenses of 0.01% and 0.09% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Automobiles 1.2%

Tesla, Inc.*	1,076	$491,259

Broadline Retail 2.6%

Amazon.com, Inc.*	4,573	1,116,818

Communications Equipment 1.3%

Arista Networks, Inc.*	3,427	540,404

Electric Utilities 1.6%

Constellation Energy Corp.	1,751	660,127

Electrical Equipment 1.1%

Schneider Electric SE	1,575	448,765

Electronic Equipment, Instruments & Components 0.9%

Keysight Technologies, Inc.*	2,181	399,036

Entertainment 2.6%

Netflix, Inc.*	991	1,108,790

Financial Services 0.9%

Mastercard, Inc. (Class A Stock)	700	386,393

Health Care Equipment & Supplies 0.8%

Intuitive Surgical, Inc.*	617	329,651

Hotels, Restaurants & Leisure 1.2%

Airbnb, Inc. (Class A Stock)*	2,721	344,315

Navan, Inc. (Class A Stock)*	8,038	162,971

		507,286

Interactive Media & Services 3.0%

Alphabet, Inc. (Class A Stock)	3,476	977,416

Meta Platforms, Inc. (Class A Stock)	488	316,395

		1,293,811

IT Services 4.6%

Shopify, Inc. (Canada) (Class A Stock)*	3,727	647,976

Snowflake, Inc.*(a)	4,739	1,302,656

		1,950,632

Pharmaceuticals 3.2%

AstraZeneca PLC (United Kingdom), ADR	8,109	668,182

UCB SA (Belgium), ADR	5,462	702,085

		1,370,267

Semiconductors & Semiconductor Equipment 41.5%

Advanced Micro Devices, Inc.*	2,733	699,976

Analog Devices, Inc.	2,677	626,766

ARM Holdings PLC, ADR*	2,704	459,193

ASML Holding NV (Netherlands)	502	531,733

Broadcom, Inc.	10,042	3,711,824

Lam Research Corp.	11,489	1,809,058

Lattice Semiconductor Corp.*(a)	6,100	445,056

See Notes to Financial Statements.

PGIM Jennison Technology Fund 41

PGIM Jennison Technology Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

NVIDIA Corp.	35,757	$7,240,435
Onto Innovation, Inc.*	2,807	378,833
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,734	1,722,666

		17,625,540

Software 23.9%
AppLovin Corp. (Class A Stock)*	648	412,990
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	1,801	977,961
CyberArk Software Ltd.*	840	437,455
Datadog, Inc. (Class A Stock)*	4,518	735,576
HubSpot, Inc.*	1,394	685,736
Intapp, Inc.*	7,515	288,426
Microsoft Corp.	5,837	3,022,457
Monday.com Ltd.*	951	195,183
Oracle Corp.	1,769	464,557
Palo Alto Networks, Inc.*	3,054	672,613
Salesforce, Inc.	3,173	826,281
Samsara, Inc. (Class A Stock)*	12,148	487,985
ServiceNow, Inc.*(a)	1,029	945,939

		10,153,159

Technology Hardware, Storage & Peripherals 8.2%

Apple, Inc.	12,835	3,470,199

TOTAL LONG-TERM INVESTMENTS (cost $19,358,389)		41,852,137

SHORT-TERM INVESTMENTS 8.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	709,922	709,922
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $2,940,902; includes $2,931,375 of cash collateral for securities on loan)(b)(wb)	2,942,864	2,941,099

TOTAL SHORT-TERM INVESTMENTS (cost $3,650,824)		3,651,021

TOTAL INVESTMENTS 107.2% (cost $23,009,213)		45,503,158
Liabilities in excess of other assets (7.2)%		(3,040,788)

NET ASSETS 100.0%		$42,462,370

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,885,525; cash collateral of $2,931,375 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Schedule of Investments (continued)

as of October 31, 2025

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$491,259	$—	$—
Broadline Retail	1,116,818	—	—
Communications Equipment	540,404	—	—
Electric Utilities	660,127	—	—
Electrical Equipment	—	448,765	—
Electronic Equipment, Instruments & Components	399,036	—	—
Entertainment	1,108,790	—	—
Financial Services	386,393	—	—
Health Care Equipment & Supplies	329,651	—	—
Hotels, Restaurants & Leisure	507,286	—	—
Interactive Media & Services	1,293,811	—	—
IT Services	1,950,632	—	—
Pharmaceuticals	1,370,267	—	—
Semiconductors & Semiconductor Equipment	17,625,540	—	—
Software	10,153,159	—	—
Technology Hardware, Storage & Peripherals	3,470,199	—	—
Short-Term Investments
Affiliated Mutual Funds	3,651,021	—	—

Total	$45,054,393	$448,765	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	41.5%
Software	23.9
Affiliated Mutual Funds (6.9% represents investments purchased with collateral from securities on loan)	8.6
Technology Hardware, Storage & Peripherals	8.2
IT Services	4.6
Pharmaceuticals	3.2
Interactive Media & Services	3.0
Broadline Retail	2.6
Entertainment	2.6
Electric Utilities	1.6
Communications Equipment	1.3

Hotels, Restaurants & Leisure	1.2%
Automobiles	1.2
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	0.9
Financial Services	0.9
Health Care Equipment & Supplies	0.8

107.2
Liabilities in excess of other assets	(7.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,885,525	$(2,885,525)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Technology Fund 43

PGIM Jennison Technology Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $2,885,525:
Unaffiliated investments (cost $19,358,389)	$41,852,137
Affiliated investments (cost $3,650,824)	3,651,021
Receivable for Fund shares sold	69,699
Tax reclaim receivable	2,474
Dividends receivable	625
Prepaid expenses	1,438

Total Assets	45,577,394

Liabilities

Payable to broker for collateral for securities on loan	2,931,375
Payable for Fund shares purchased	92,826
Accrued expenses and other liabilities	72,804
Management fee payable	10,142
Distribution fee payable	4,464
Affiliated transfer agent fee payable	2,547
Trustees’ fees payable	866

Total Liabilities	3,115,024

Net Assets	$42,462,370

Net assets were comprised of:
Shares of beneficial interest, at par	$1,284
Paid-in capital in excess of par	18,301,501
Total distributable earnings (loss)	24,159,585

Net assets, October 31, 2025	$42,462,370

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A
Net asset value and redemption price per share, ($16,469,008 ÷ 502,914 shares of beneficial interest issued and outstanding)	$32.75
Maximum sales charge (5.50% of offering price)	1.91

Maximum offering price to public	$34.66

Class C
Net asset value, offering price and redemption price per share, ($1,252,265 ÷ 40,617 shares of beneficial interest issued and outstanding)	$30.83

Class Z
Net asset value, offering price and redemption price per share, ($24,482,736 ÷ 732,790 shares of beneficial interest issued and outstanding)	$33.41

Class R6
Net asset value, offering price and redemption price per share, ($258,361 ÷ 7,713 shares of beneficial interest issued and outstanding)	$33.50

See Notes to Financial Statements.

PGIM Jennison Technology Fund 45

PGIM Jennison Technology Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $5,759 foreign withholding tax)	$149,740
Affiliated dividend income	33,385
Income from securities lending, net (including affiliated income of $10,681)	27,060

Total income	210,185

Expenses
Management fee	280,459
Distribution fee(a)	51,726
Transfer agent’s fees and expenses (including affiliated expense of $19,136)(a)	60,198
Custodian and accounting fees	37,255
Registration fees(a)	36,636
Professional fees	33,056
Audit fee	28,221
Shareholders’ reports	21,364
Commitment fee on syndicated credit agreement	13,685
Trustees’ fees	10,019
Miscellaneous	19,282

Total expenses	591,901
Less: Fee waiver and/or expense reimbursement(a)	(222,007)
Distribution fee waiver(a)	(6,897)

Net expenses	362,997

Net investment income (loss)	(152,812)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(313))	2,009,178
Foreign currency transactions	(26)

2,009,152

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $183)	7,528,580
Foreign currencies	91

7,528,671

Net gain (loss) on investment and foreign currency transactions	9,537,823

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,385,011

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	41,380	10,346	—	—
Transfer agent’s fees and expenses	24,355	2,768	32,610	465
Registration fees	11,588	5,087	11,598	8,363
Fee waiver and/or expense reimbursement	(82,214)	(11,353)	(115,609)	(12,831)
Distribution fee waiver	(6,897)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(152,812)	$(121,363)
Net realized gain (loss) on investment and foreign currency transactions	2,009,152	5,247,389
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,528,671	7,973,999

Net increase (decrease) in net assets resulting from operations	9,385,011	13,100,025

Dividends and Distributions
Distributions from distributable earnings
Class A	(521,618)	—
Class C	(41,616)	—
Class Z	(849,490)	—
Class R6	(60,487)	—

	(1,473,211)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	15,496,113	25,255,061
Net asset value of shares issued in reinvestment of dividends and distributions	1,366,400	—
Cost of shares purchased	(18,715,976)	(24,696,484)

Net increase (decrease) in net assets from Fund share transactions	(1,853,463)	558,577

Total increase (decrease)	6,058,337	13,658,602

Net Assets:

Beginning of year	36,404,033	22,745,431

End of year	$42,462,370	$36,404,033

See Notes to Financial Statements.

PGIM Jennison Technology Fund 47

PGIM Jennison Technology Fund

Financial Highlights

Class A Shares

	Year Ended October 31,

	2025	2024	2023		2022	2021

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Year	$26.25	$16.24	$12.26		$22.58	$16.83
Income (loss) from investment operations:
Net investment income (loss)	(0.15)	(0.13)	(0.07)		(0.05)	(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.69	10.14	4.05		(8.31)	6.76
Total from investment operations	7.54	10.01	3.98		(8.36)	6.60
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-		(0.07)	-
Distributions from net realized gains	(1.04)	-	-		(1.89)	(0.85)
Total dividends and distributions	(1.04)	-	-		(1.96)	(0.85)
Net asset value, end of year	$32.75	$26.25	$16.24		$12.26	$22.58
Total Return(b) :	29.57%	61.64%	32.46%		(40.09)%	40.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$16,469	$12,392	$4,648		$2,841	$3,989
Average net assets (000)	$13,793	$9,446	$3,896		$3,351	$3,404
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.10%	1.10%	1.12	%(d)	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.75%	1.89%	2.46%		2.42%	2.26%
Net investment income (loss)	(0.54)%	(0.53)%	(0.47)%		(0.34)%	(0.77)%
Portfolio turnover rate(e)	35%	55%	68%		104%	68%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Financial Highlights (continued)

Class C Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Year	$24.95	$15.56		$11.83		$22.01	$16.55
Income (loss) from investment operations:
Net investment income (loss)	(0.33)	(0.28)		(0.17)		(0.17)	(0.30)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.25	9.67		3.90		(8.05)	6.61
Total from investment operations	6.92	9.39		3.73		(8.22)	6.31
Less Dividends and Distributions:
Tax return of capital distributions	-	-		-		(0.07)	-
Distributions from net realized gains	(1.04)	-		-		(1.89)	(0.85)
Total dividends and distributions	(1.04)	-		-		(1.96)	(0.85)
Net asset value, end of year	$30.83	$24.95		$15.56		$11.83	$22.01
Total Return(b) :	28.59%	60.35%		31.53%		(40.55)%	39.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,252	$994		$758		$585	$930
Average net assets (000)	$1,035	$1,121		$709		$754	$700
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.85%	1.86	%(d)	1.87	%(d)	1.85%	1.85%
Expenses before waivers and/or expense reimbursement	2.95%	3.02%		3.49%		3.40%	3.60%
Net investment income (loss)	(1.29)%	(1.28)%		(1.20)%		(1.10)%	(1.52)%
Portfolio turnover rate(e)	35%	55%		68%		104%	68%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund 49

PGIM Jennison Technology Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended October 31,

	2025	2024	2023		2022	2021

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Year	$26.70	$16.48	$12.41		$22.77	$16.93
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.07)	(0.03)		(0.02)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.83	10.29	4.10		(8.38)	6.80
Total from investment operations	7.75	10.22	4.07		(8.40)	6.69
Less Dividends and Distributions:
Tax return of capital distributions	-	-	-		(0.07)	-
Distributions from net realized gains	(1.04)	-	-		(1.89)	(0.85)
Total dividends and distributions	(1.04)	-	-		(1.96)	(0.85)
Net asset value, end of year	$33.41	$26.70	$16.48		$12.41	$22.77
Total Return(b) :	29.87%	62.01%	32.80%		(39.92)%	40.41%

Ratios/Supplemental Data:
Net assets, end of year (000)	$24,483	$21,725	$7,701		$5,219	$13,928
Average net assets (000)	$21,447	$15,321	$6,809		$9,493	$10,989
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.85%	0.85%	0.87	%(d)	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.39%	1.45%	1.73%		1.50%	1.44%
Net investment income (loss)	(0.29)%	(0.28)%	(0.21)%		(0.12)%	(0.53)%
Portfolio turnover rate(e)	35%	55%	68%		104%	68%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Year	$26.75	$16.50		$12.42		$22.78	$16.93
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.05)		(0.02)		(0.01)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.85	10.30		4.10		(8.39)	6.79
Total from investment operations	7.79	10.25		4.08		(8.40)	6.70
Less Dividends and Distributions:
Tax return of capital distributions	-	-		-		(0.07)	-
Distributions from net realized gains	(1.04)	-		-		(1.89)	(0.85)
Total dividends and distributions	(1.04)	-		-		(1.96)	(0.85)
Net asset value, end of year	$33.50	$26.75		$16.50		$12.42	$22.78
Total Return(b) :	29.96%	62.12%		32.85%		(39.90)%	40.47%

Ratios/Supplemental Data:
Net assets, end of year (000)	$258	$1,292		$9,638		$7,253	$12,123
Average net assets (000)	$1,119	$7,008		$8,943		$9,106	$10,675
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.80%	0.81	%(d)	0.82	%(d)	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.95%	1.33%		1.54%		1.40%	1.32%
Net investment income (loss)	(0.22)%	(0.20)%		(0.15)%		(0.05)%	(0.47)%
Portfolio turnover rate(e)	35%	55%		68%		104%	68%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund 51

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Global Real Estate Fund, PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison Technology Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison Technology Fund are classified as a non-diversified funds for purposes of the 1940 Act and PGIM Global Real Estate Fund is classified as a diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Global Real Estate Fund (“Global Real Estate”)	Capital appreciation and income
PGIM Jennison International Small-Mid Cap Opportunities Fund (“Jennison International Small-Mid Cap Opportunities”)	Long-term growth of capital
PGIM Jennison NextGeneration Global Opportunities Fund (“Jennison NextGeneration Global Opportunities”)	Long-term growth of capital
PGIM Jennison Technology Fund (“Jennison Technology”)	Long-term capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses)

Notes to Financial Statements  (continued)

are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds may invest in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Each Fund other than Global Real Estate:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Global Real Estate:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Global Real Estate	PGIM Real Estate (a business unit of PGIM, Inc.) and PGIM Real Estate (UK) Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

Jennison International Small-Mid Cap Opportunities	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

Jennison NextGeneration Global Opportunities	Jennison

Jennison Technology	Jennison

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Global Real Estate	0.75% of average daily net assets to $5 billion; 0.74% of average daily net assets from $5 billion to $10 billion; and 0.73% of average daily net assets over $10 billion.	0.75%

Jennison International Small-Mid Cap Opportunities	1.06% of average daily net assets up to $1 billion; 1.04% of average daily net assets from $1 billion to $3 billion; 1.02% of average daily net assets from $3 billion to $5 billion; 1.00% of average daily net assets from $5 billion to $10 billion; and 0.98% of average daily net assets over $10 billion.	1.06

Notes to Financial Statements  (continued)

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison NextGeneration Global Opportunities	0.96% of average daily net assets up to $1 billion; 0.94% of average daily net assets from $1 billion to $3 billion; 0.92% of average daily net assets from $3 billion to $5 billion; 0.90% of average daily assets from $5 billion to $10 billion; and 0.88% of average daily net assets over $10 billion.	0.96%

Jennison Technology	0.75% of the average daily net assets up to $1 billion; 0.73% of the average daily net assets from $1 billion to $3 billion; 0.71% of the average daily net assets from $3 billion to $5 billion; 0.70% of the average daily net assets from $5 billion to $10 billion; and 0.69% of the average daily net assets over $10 billion.	0.75

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Global Real Estate - Class A	—%

Global Real Estate - Class C	—

Global Real Estate - Class R	—

Global Real Estate - Class Z	—

Global Real Estate - Class R2	1.30

Global Real Estate - Class R4	1.05

Global Real Estate - Class R6	—

Jennison International Small-Mid Cap Opportunities - Class A	1.41

Jennison International Small-Mid Cap Opportunities - Class C	2.16

Jennison International Small-Mid Cap Opportunities - Class Z	1.16

Jennison International Small-Mid Cap Opportunities - Class R6	1.11

Jennison NextGeneration Global Opportunities - Class A	1.31

Jennison NextGeneration Global Opportunities - Class C	2.06

Jennison NextGeneration Global Opportunities - Class Z	1.06

Jennison NextGeneration Global Opportunities - Class R6	1.01

Jennison Technology - Class A	1.10

Jennison Technology - Class C	1.85

Jennison Technology - Class Z	0.85

Jennison Technology - Class R6	0.80

The RIC, on behalf of each Fund, has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Global Real Estate has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Global Real Estate - Class A	0.30%	0.30%	N/A%

Global Real Estate - Class C	1.00	1.00	N/A

Global Real Estate - Class R	0.75	0.50	N/A

Global Real Estate - Class Z	N/A	N/A	N/A

Global Real Estate - Class R2	0.25	0.25	0.10

Global Real Estate - Class R4	N/A	N/A	0.10

Global Real Estate - Class R6	N/A	N/A	N/A

Jennison International Small-Mid Cap Opportunities - Class A	0.25	0.25	N/A

Jennison International Small-Mid Cap Opportunities - Class C	1.00	1.00	N/A

Jennison International Small-Mid Cap Opportunities - Class Z	N/A	N/A	N/A

Jennison International Small-Mid Cap Opportunities - Class R6	N/A	N/A	N/A

Jennison NextGeneration Global Opportunities - Class A	0.25	0.25	N/A

Jennison NextGeneration Global Opportunities - Class C	1.00	1.00	N/A

Jennison NextGeneration Global Opportunities - Class Z	N/A	N/A	N/A

Jennison NextGeneration Global Opportunities - Class R6	N/A	N/A	N/A

Jennison Technology - Class A	0.30	0.25	N/A

Jennison Technology - Class C	1.00	1.00	N/A

Jennison Technology - Class Z	N/A	N/A	N/A

Jennison Technology - Class R6	N/A	N/A	N/A

The RIC, on behalf of Jennison International Small-Mid Cap Opportunities, Jennison NextGeneration Global Opportunities and Jennison Technology, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to each Fund on whose behalf the trades were made. Commission recapture is paid solely to each Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended October 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount

Jennison International Small-Mid Cap Opportunities	$447

Jennison NextGeneration Global Opportunities	658

Jennison Technology	157

For the year ended October 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Global Real Estate - Class A	$ 7,289	$—

Global Real Estate - Class C	—	229

Jennison International Small-Mid Cap Opportunities - Class A	9	—

Jennison International Small-Mid Cap Opportunities - Class C	—	—

Jennison NextGeneration Global Opportunities - Class A	42	—

Jennison NextGeneration Global Opportunities - Class C	—	—

Jennison Technology - Class A	31,296	—

Jennison Technology - Class C	—	53

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Notes to Financial Statements  (continued)

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Global Real Estate	$812,391,131	$809,841,892

Jennison International Small-Mid Cap Opportunities	27,971,569	26,191,510

Jennison NextGeneration Global Opportunities	16,949,715	15,769,033

Jennison Technology	12,894,305	15,064,712

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2025, is presented as follows:

Global Real Estate

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$ 11,633	$201,609,659	$195,352,027	$—	$ —	$6,269,265	6,269,265	$220,215	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

365,059	242,394,573	228,602,101	9	(2,929)	14,154,611	14,163,109	20,269(1)	—

$376,692	$444,004,232	$423,954,128	$ 9	$(2,929)	$20,423,876		$240,484	$—

Jennison International Small-Mid Cap Opportunities

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$867,065	$18,165,045	$18,207,270	$—	$ —	$824,840	824,840	$29,563	$—

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

$ —	$ 2,350,260	$ 2,279,414	$—	$(40)	$ 70,806	70,848	$ 1,046(1)	$—

$867,065	$20,515,305	$20,486,684	$—	$(40)	$895,646		$30,609	$—

Jennison NextGeneration Global Opportunities

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$303,596	$ 8,187,391	$ 8,289,422	$—	$ —	$201,565	201,565	$13,928	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

131,258	3,043,236	3,099,756	1	(45)	74,694	74,738	1,100(1)	—

$434,854	$11,230,627	$11,389,178	$1	$(45)	$276,259		$15,028	$—

Jennison Technology

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)

$1,886,575	$14,407,960	$15,584,613	$ —	$ —	$ 709,922	709,922	$33,385	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)

245,287	49,252,611	46,556,669	183	(313)	2,941,099	2,942,864	10,681(1)	—

$2,131,862	$63,660,571	$62,141,282	$183	$(313)	$3,651,021		$44,066	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended October 31, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

Global Real Estate	$—	$—

Jennison International Small-Mid Cap Opportunities (a)	120,466	(120,466)

Jennison NextGeneration Global Opportunities (a)	49,645	(49,645)

Jennison Technology (a)	32,200	(32,200)

(a)	Net Operating Loss

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Global Real Estate	$21,655,182	$ —	$—	$21,655,182

Jennison International Small-Mid Cap Opportunities	—	—	—	—

Jennison NextGeneration Global Opportunities	—	—	—	—

Notes to Financial Statements  (continued)

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Jennison Technology	$ —	$1,473,211	$—	$1,473,211

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Global Real Estate	$24,029,538	$—	$—	$24,029,538

Jennison International Small-Mid Cap Opportunities	9,623	—	—	9,623

Jennison NextGeneration Global Opportunities	—	—	—	—

Jennison Technology	—	—	—	—

For the year ended October 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Global Real Estate	$6,570,036$	—

Jennison International Small-Mid Cap Opportunities	—	—

Jennison NextGeneration Global Opportunities	—	—

Jennison Technology	—	2,025,949

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Global Real Estate	$736,106,028	$201,660,535	$(42,137,741)	$159,522,794

Jennison International Small-Mid Cap Opportunities	12,029,929	2,032,894	(552,172)	1,480,722

Jennison NextGeneration Global Opportunities	7,673,149	1,594,904	(395,132)	1,199,772

Jennison Technology	23,235,687	22,923,595	(656,124)	22,267,471

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Global Real Estate	$58,297,000	$—

Jennison International Small-Mid Cap Opportunities	1,612,000	834,000

Jennison NextGeneration Global Opportunities	18,317,000	445,000

Jennison Technology	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses

Global Real Estate	$—	$—

Jennison International Small-Mid Cap Opportunities	37,000	—

Jennison NextGeneration Global Opportunities	38,000	—

Jennison Technology	134,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Jennison International Small-Mid Cap Opportunities, Jennison NextGeneration Global Opportunities and Jennison Technology offer Class A, Class C, Class Z and Class R6 shares. The Global Real Estate offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share, currently divided into seven classes, designated Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6, as applicable.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Global Real Estate–Class Z	7,703	0.1%

Global Real Estate–Class R4	645	1.1

Global Real Estate–Class R6	2,094,814	12.2

Jennison International Small-Mid Cap Opportunities–Class A	1,001	5.1

Jennison International Small-Mid Cap Opportunities–Class C	1,000	42.8

Jennison International Small-Mid Cap Opportunities–Class Z	1,002	0.1

Jennison International Small-Mid Cap Opportunities–Class R6	502,221	100.0

Jennison NextGeneration Global Opportunities–Class A	1,000	1.3

Jennison NextGeneration Global Opportunities–Class C	1,000	22.5

Jennison NextGeneration Global Opportunities–Class Z	1,000	0.2

Jennison NextGeneration Global Opportunities–Class R6	501,000	100.0

Jennison Technology–Class C	1,203	3.0

Jennison Technology–Class R6	1,197	15.5

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Global Real Estate	—	—%

Jennison International Small-Mid Cap Opportunities	1	30.5

Jennison NextGeneration Global Opportunities	1	43.4

Jennison Technology	—	—

Unaffiliated:

Global Real Estate	4	49.6

Jennison International Small-Mid Cap Opportunities	1	66.9

Jennison NextGeneration Global Opportunities	2	42.8

Jennison Technology	3	55.6

Notes to Financial Statements  (continued)

Transactions in shares of beneficial interest were as follows:

Global Real Estate:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:
Shares sold	227,761	$ 4,552,701
Shares issued in reinvestment of dividends and distributions	71,615	1,422,497
Shares purchased	(1,085,572)	(21,632,952)
Net increase (decrease) in shares outstanding before conversion	(786,196)	(15,657,754)
Shares issued upon conversion from other share class(es)	83,014	1,644,364
Shares purchased upon conversion into other share class(es)	(87,731)	(1,749,665)
Net increase (decrease) in shares outstanding	(790,913)	$ (15,763,055)

Year ended October 31, 2024:
Shares sold	271,675	$5,244,968
Shares issued in reinvestment of dividends and distributions	90,099	1,718,147
Shares purchased	(1,189,810)	(22,535,904)
Net increase (decrease) in shares outstanding before conversion	(828,036)	(15,572,789)
Shares issued upon conversion from other share class(es)	153,477	2,884,174
Shares purchased upon conversion into other share class(es)	(85,970)	(1,634,270)
Net increase (decrease) in shares outstanding	(760,529)	$ (14,322,885)

Class C

Year ended October 31, 2025:
Shares sold	15,700	$296,292
Shares issued in reinvestment of dividends and distributions	1,585	30,323
Shares purchased	(53,236)	(1,018,277)
Net increase (decrease) in shares outstanding before conversion	(35,951)	(691,662)
Shares purchased upon conversion into other share class(es)	(25,152)	(472,513)
Net increase (decrease) in shares outstanding	(61,103)	$ (1,164,175)

Year ended October 31, 2024:
Shares sold	8,844	$160,069
Shares issued in reinvestment of dividends and distributions	2,766	50,787
Shares purchased	(47,478)	(856,063)
Net increase (decrease) in shares outstanding before conversion	(35,868)	(645,207)
Shares purchased upon conversion into other share class(es)	(53,804)	(968,554)
Net increase (decrease) in shares outstanding	(89,672)	$ (1,613,761)

Class R
Year ended October 31, 2025:
Shares sold	36,265	$716,095
Shares issued in reinvestment of dividends and distributions	7,251	143,405
Shares purchased	(96,694)	(1,929,059)
Net increase (decrease) in shares outstanding	(53,178)	$ (1,069,559)
Year ended October 31, 2024:
Shares sold	30,213	$561,670
Shares issued in reinvestment of dividends and distributions	8,984	170,643
Shares purchased	(106,020)	(2,012,956)
Net increase (decrease) in shares outstanding	(66,823)	$ (1,280,643)

Global Real Estate (cont’d.):

Share Class	Shares	Amount

Class Z

Year ended October 31, 2025:
Shares sold	4,763,478	$ 95,446,161
Shares issued in reinvestment of dividends and distributions	501,654	10,044,103
Shares purchased	(6,567,037)	(131,993,747)
Net increase (decrease) in shares outstanding before conversion	(1,301,905)	(26,503,483)
Shares issued upon conversion from other share class(es)	124,775	2,531,730
Shares purchased upon conversion into other share class(es)	(86,175)	(1,728,213)
Net increase (decrease) in shares outstanding	(1,263,305)	$ (25,699,966)

Year ended October 31, 2024:
Shares sold	3,638,088	$69,107,930
Shares issued in reinvestment of dividends and distributions	595,743	11,442,916
Shares purchased	(7,882,057)	(152,426,183)
Net increase (decrease) in shares outstanding before conversion	(3,648,226)	(71,875,337)
Shares issued upon conversion from other share class(es)	90,239	1,727,356
Shares purchased upon conversion into other share class(es)	(168,179)	(3,247,486)
Net increase (decrease) in shares outstanding	(3,726,166)	$ (73,395,467)

Class R2

Year ended October 31, 2025:
Shares sold	37,566	$766,892
Shares issued in reinvestment of dividends and distributions	2,628	52,491
Shares purchased	(29,791)	(588,536)
Net increase (decrease) in shares outstanding	10,403	$230,847

Year ended October 31, 2024:
Shares sold	40,502	$756,173
Shares issued in reinvestment of dividends and distributions	3,301	63,179
Shares purchased	(76,602)	(1,484,621)
Net increase (decrease) in shares outstanding	(32,799)	$ (665,269)

Class R4

Year ended October 31, 2025:
Shares sold	22,194	$447,989
Shares issued in reinvestment of dividends and distributions	504	10,062
Shares purchased	(28,136)	(569,381)
Net increase (decrease) in shares outstanding	(5,438)	$ (111,330)

Year ended October 31, 2024:
Shares sold	18,610	$355,524
Shares issued in reinvestment of dividends and distributions	568	10,930
Shares purchased	(9,021)	(178,977)
Net increase (decrease) in shares outstanding	10,157	$ 187,477

Class R6

Year ended October 31, 2025:
Shares sold	10,340,823	$ 208,229,912
Shares issued in reinvestment of dividends and distributions	430,407	8,616,664
Shares purchased	(8,355,762)	(166,268,353)
Net increase (decrease) in shares outstanding before conversion	2,415,468	50,578,223
Shares issued upon conversion from other share class(es)	27,982	559,323
Shares purchased upon conversion into other share class(es)	(37,840)	(785,026)
Net increase (decrease) in shares outstanding	2,405,610	$ 50,352,520

Notes to Financial Statements  (continued)

Global Real Estate (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	5,785,259	$ 105,086,575
Shares issued in reinvestment of dividends and distributions	479,652	9,186,402
Shares purchased	(14,730,603)	(277,986,326)
Net increase (decrease) in shares outstanding before conversion	(8,465,692)	(163,713,349)
Shares issued upon conversion from other share class(es)	62,548	1,239,581
Shares purchased upon conversion into other share class(es)	(43)	(801)
Net increase (decrease) in shares outstanding	(8,403,187)	$(162,474,569)

Jennison International Small-Mid Cap Opportunities:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:
Shares sold	10,097	$ 83,340
Shares purchased	(14,597)	(120,638)
Net increase (decrease) in shares outstanding	(4,500)	$ (37,298)

Year ended October 31, 2024:
Shares sold	22,613	$ 174,998
Shares issued in reinvestment of dividends and distributions	48	332
Shares purchased	(42,485)	(356,688)
Net increase (decrease) in shares outstanding	(19,824)	$ (181,358)

Class C

Year ended October 31, 2025:
Shares sold	1	$ 9
Shares purchased	(638)	(4,997)
Net increase (decrease) in shares outstanding	(637)	$ (4,988)

Year ended October 31, 2024:
Shares purchased	(2)	$ (21)
Net increase (decrease) in shares outstanding	(2)	$ (21)

Class Z

Year ended October 31, 2025:
Shares sold	861,643	$ 6,852,179
Shares purchased	(522,393)	(4,348,798)
Net increase (decrease) in shares outstanding	339,250	$ 2,503,381

Year ended October 31, 2024:
Shares sold	773,668	$ 5,895,286
Shares issued in reinvestment of dividends and distributions	102	719
Shares purchased	(38,589)	(304,292)
Net increase (decrease) in shares outstanding	735,181	$ 5,591,713

Class R6*

Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	1,221	$ 8,572
Net increase (decrease) in shares outstanding	1,221	$ 8,572

*	No capital stock activity on Class R6 for the six months ended October 31, 2025.

Jennison NextGeneration Global Opportunities:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:
Shares sold	58,562	$ 441,901
Shares purchased	(30,984)	(223,646)
Net increase (decrease) in shares outstanding before conversion	27,578	218,255
Shares purchased upon conversion into other share class(es)	(6,941)	(55,807)
Net increase (decrease) in shares outstanding	20,637	$ 162,448

Year ended October 31, 2024:
Shares sold	30,045	$ 207,533
Shares purchased	(20,179)	(143,145)
Net increase (decrease) in shares outstanding	9,866	$ 64,388

Class C*

Year ended October 31, 2024:
Shares sold	1,261	$ 8,896
Net increase (decrease) in shares outstanding	1,261	$ 8,896

Class Z

Year ended October 31, 2025:
Shares sold	291,164	$ 2,023,618
Shares purchased	(182,130)	(1,282,453)
Net increase (decrease) in shares outstanding before conversion	109,034	741,165
Shares issued upon conversion from other share class(es)	6,889	55,807
Net increase (decrease) in shares outstanding	115,923	$ 796,972

Year ended October 31, 2024:
Shares sold	180,058	$ 1,189,578
Shares purchased	(54,882)	(379,231)
Net increase (decrease) in shares outstanding	125,176	$ 810,347

Class R6**

Year ended October 31, 2025:
Shares sold	128	$ 978
Shares purchased	(128)	(924)
Net increase (decrease) in shares outstanding	—	$ 54

*	No capital stock activity on Class C for the year ended October 31, 2025.
**	No capital stock activity on Class R6 for the year ended October 31, 2024.

Jennison Technology:

Share Class	Shares	Amount

Class A

Year ended October 31, 2025:
Shares sold	155,970	$ 4,212,284
Shares issued in reinvestment of dividends and distributions	19,293	521,293
Shares purchased	(147,157)	(3,875,207)
Net increase (decrease) in shares outstanding before conversion	28,106	858,370
Shares issued upon conversion from other share class(es)	2,777	72,605
Net increase (decrease) in shares outstanding	30,883	$ 930,975

Notes to Financial Statements  (continued)

Jennison Technology (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	293,575	$ 6,782,363
Shares purchased	(111,245)	(2,579,518)
Net increase (decrease) in shares outstanding before conversion	182,330	4,202,845
Shares issued upon conversion from other share class(es)	3,579	87,831
Net increase (decrease) in shares outstanding	185,909	$ 4,290,676

Class C

Year ended October 31, 2025:
Shares sold	14,622	$ 382,803
Shares issued in reinvestment of dividends and distributions	1,626	41,616
Shares purchased	(12,541)	(347,348)
Net increase (decrease) in shares outstanding before conversion	3,707	77,071
Shares purchased upon conversion into other share class(es)	(2,934)	(72,605)
Net increase (decrease) in shares outstanding	773	$ 4,466

Year ended October 31, 2024:
Shares sold	10,719	$ 236,734
Shares purchased	(15,865)	(374,470)
Net increase (decrease) in shares outstanding before conversion	(5,146)	(137,736)
Shares purchased upon conversion into other share class(es)	(3,754)	(87,831)
Net increase (decrease) in shares outstanding	(8,900)	$ (225,567)

Class Z

Year ended October 31, 2025:
Shares sold	371,379	$ 10,426,014
Shares issued in reinvestment of dividends and distributions	27,024	743,418
Shares purchased	(479,151)	(12,793,852)
Net increase (decrease) in shares outstanding before conversion	(80,748)	(1,624,420)
Shares purchased upon conversion into other share class(es)	(106)	(3,216)
Net increase (decrease) in shares outstanding	(80,854)	$ (1,627,636)

Year ended October 31, 2024:
Shares sold	690,850	$ 16,984,104
Shares purchased	(344,447)	(8,676,543)
Net increase (decrease) in shares outstanding	346,403	$ 8,307,561

Class R6

Year ended October 31, 2025:
Shares sold	16,418	$ 475,012
Shares issued in reinvestment of dividends and distributions	2,179	60,073
Shares purchased	(59,278)	(1,699,569)
Net increase (decrease) in shares outstanding before conversion	(40,681)	(1,164,484)
Shares issued upon conversion from other share class(es)	106	3,216
Net increase (decrease) in shares outstanding	(40,575)	$ (1,161,268)

Jennison Technology (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	51,265	$ 1,251,860
Shares purchased	(586,951)	(13,065,953)
Net increase (decrease) in shares outstanding	(535,686)	$ (11,814,093)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA*	Prior SCA**
Term of Commitment	9/26/2025 -9/24/2026	9/27/2024 -9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended October 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2025
Global Real Estate	$1,366,818	5.48%	33	$13,767,000	$—
Jennison International Small-Mid Cap Opportunities	1,135,500	5.51	8	2,419,000	—
Jennison Technology	828,714	5.42	7	1,866,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Global Real Estate	Jennison International Small-Mid Cap Opportunities	Jennison NextGeneration Global Opportunities	Jennison Technology

Country	X	X	X	–

Currency	–	X	X	X

Distribution	X	–	–	–

Economic and Market Events	X	X	X	X

Emerging Markets	X	X	X	–

Equity and Equity-Related Securities	X	X	X	X

Foreign Securities	X	X	X	X

Geographic Concentration	–	X	X	–

Growth Style	–	X	X	X

Increase in Expenses	X	X	X	X

Initial Public Offerings	–	–	–	X

Large Shareholder and Large Scale Redemption	X	X	X	X

Notes to Financial Statements  (continued)

Risks	Global Real Estate	Jennison International Small-Mid Cap Opportunities	Jennison NextGeneration Global Opportunities	Jennison Technology
Liquidity	–	X	X	–
Management	–	X	X	X
Market Capitalization	–	–	–	X
Market Disruption and Geopolitical	X	X	X	X
Market	X	X	X	X
Non-Diversified Investment Company	–	X	X	X
Portfolio Turnover	–	X	X	–
Real Estate Investment Trust	X	–	–	–
Real Estate Related Securities	X	–	–	–
Sector Exposure	–	X	X	–
Selection	X	–	–	–
Small and Medium Capitalization	–	X	X	–
Technology Sector	–	–	–	X
Value Style	X	–	–	–

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

71

Notes to Financial Statements  (continued)

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid

Notes to Financial Statements  (continued)

disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11. Subsequent Events

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025, except as discussed below.

On December 4, 2025, the Board of Trustees of Prudential Investment Portfolios, Inc. 12, of which PGIM Jennison International Small-Mid Cap Opportunities Fund and PGIM Jennison NextGeneration Global Opportunities Fund (the “Funds”) are series, approved a proposal to liquidate all assets of the Funds and redeem any outstanding shares of the Funds on or about February 10, 2026.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 12 and Shareholders of PGIM Global Real Estate Fund, PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison Technology Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Global Real Estate Fund, PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison Technology Fund (four of the funds constituting Prudential Investment Portfolios 12, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Global Real Estate Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Global Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM, which, through its PGIM Real Estate unit, and PGIM RE (UK), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the

1	PGIM Global Real Estate Fund is a series of Prudential Investment Portfolios 12.

PGIM Global Real Estate Fund

Approval of Advisory Agreements (continued)

subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate, and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s and PGIM RE (UK)’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM’s, PGIM Real Estate’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM through PGIM Real Estate, and by PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM

Visit our website at pgim.com/investments

Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1stQuartile	2nd Quartile	2nd Quartile	3rd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 1.30% for Class R2 shares and 1.05% for Class R4 shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Global Real Estate Fund

Approval of Advisory Agreements

PGIM Jennison International Small-Mid Cap Opportunities Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison International Small-Mid Cap Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison International Small-Mid Cap Opportunities Fund is a series of Prudential Investment Portfolios 12.

Visit our website at pgim.com/investments

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits

PGIM Jennison International Small-Mid Cap Opportunities Fund

Approval of Advisory Agreements  (continued)

to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the year ended December 31, 2024. The Board considered that the Fund commenced operations on September 14, 2021 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1stQuartile	2ndQuartile	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 4th Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-year period and underperformed over the three-year period.
●	The Board considered that the Fund commenced operations on September 14, 2021 and that longer-term performance was not yet available.
●

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.41% for Class A shares, 2.16% for Class C shares, 1.11% for Class R6 shares, and 1.16% for Class Z shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Jennison NextGeneration Global Opportunities Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison NextGeneration Global Opportunities Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison NextGeneration Global Opportunities Fund is a series of Prudential Investment Portfolios 12.

PGIM Jennison NextGeneration Global Opportunities Fund

Approval of Advisory Agreements  (continued)

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits

Visit our website at pgim.com/investments

to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the year ended December 31, 2024. The Board considered that the Fund commenced operations on September 14, 2021 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1stQuartile	4thQuartile	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-year period and underperformed over the three-year period.
●	The Board considered that the Fund commenced operations on September 14, 2021 and that longer-term performance was not yet available.
●

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.31% for Class A shares, 2.06% for Class C shares, 1.01% for Class R6 shares, and 1.06% for Class Z shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record and to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison NextGeneration Global Opportunities Fund

Approval of Advisory Agreements

PGIM Jennison Technology Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Technology Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’

[1]	PGIM Jennison Technology Fund is a series of Prudential Investment Portfolios 12.

Visit our website at pgim.com/investments

Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits

PGIM Jennison Technology Fund

Approval of Advisory Agreements  (continued)

to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the year ended December 31, 2024. The Board considered that the Fund commenced operations on June 19, 2018 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index all periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.10% for Class A shares, 1.85% for Class C shares, 0.80% for Class R6 shares, and 0.85% for Class Z shares through February 28, 2026.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2025